Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 5,889,740	$ 887,745
Franchise tax expenses	200,000	215,408
Loss from operations	(6,329,740)	(1,343,153)
Other income:
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs	205,275
Income from investments held in Trust Account	9,126,178	4,187,504
Total other income	9,331,453	4,187,504
Income before provision for income taxes	3,001,713	2,844,351
Provision for income taxes	(1,758,720)	(802,367)
Net income	$ 1,242,993	$ 2,041,984
Class A Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)	18,709,868	28,750,000
Basic net income per share (in Dollars per share)	$ 0.05	$ 0.06
Class B Common Stock
Other income:
Weighted average shares outstanding, basic (in Shares)	7,187,500	7,187,500
Basic net income per share (in Dollars per share)	$ 0.05	$ 0.06
Related Party
General and administrative expenses – related party	$ 240,000	$ 240,000